Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Convertible notes, current portion in related party		$ 8,000
Convertible notes, non-current in related party		$ 3,750
Redeemable convertible preferred stock, par value	$ 0.00001	$ 0.00001
Redeemable convertible preferred stock, authorized	186,879,326	6,287,978
Redeemable convertible preferred stock, issued	125,762,535	6,234,955
Redeemable convertible preferred stock, outstanding	125,762,535	6,234,955
Aggregate liquidation preference	$ 41,791	$ 40,272
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	300,000,000	20,000,000
Common stock, shares issued	47,394,545	11,237,965
Common stock, shares outstanding	47,394,545	11,237,965
Colonnade Acquisition Corp.
Preference shares, par value	$ 0.0001
Preference shares, shares authorized	1,000,000
Preference shares, shares issued	0
Preference shares, shares outstanding	0
Common stock, shares outstanding	5,000,000
Class A Ordinary Shares [Member] | Colonnade Acquisition Corp.
Ordinary shares subject to possible redemption	18,666,781
Redeemable convertible preferred stock, outstanding	18,666,781
Common stock, par value	$ 0.0001
Common stock, shares authorized	200,000,000
Common stock, shares issued	1,333,219
Common stock, shares outstanding	1,333,219
Class B Ordinary Shares [Member] | Colonnade Acquisition Corp.
Common stock, par value	$ 0.0001
Common stock, shares authorized	20,000,000
Common stock, shares issued	5,000,000
Common stock, shares outstanding	5,000,000